Basic and Diluted Net Loss per Share	12 Months Ended
Dec. 31, 2025
Basic and Diluted Net Loss per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

24. BASIC AND DILUTED NET LOSS PER SHARE

Basic and diluted net loss per share for each of the years presented are calculated as follows, the effect of warrants was excluded from the computation of diluted net loss per share for the years ended December 31, 2023, 2024 and 2025, as its effect would be anti-dilutive:

	For the Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Net loss attributable to the Jayud Global Logistics Limited’s ordinary shareholders	(72,576,740)	(49,570,199)	(35,600,849)	(5,064,996)
Denominator:
Weighted average number of Ordinary Shares	418,490	581,715	2,286,572	2,286,572
Net loss per Ordinary Share – basic and diluted	(173.43)	(85.21)	(15.57)	(2.22)

Basic and diluted loss per ordinary share is computed using the weighted average number of ordinary shares outstanding during the year. Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.